Shareholders Equity (Narrative) (Details) (USD $)	12 Months Ended
Feb. 28, 2014 Y
Shareholders Equity 1	48,348
Shareholders Equity 2	$ 224,992
Shareholders Equity 3	11.23
Shareholders Equity 4	542,955
Shareholders Equity 5	317,963
Shareholders Equity 6	326,187
Shareholders Equity 7	1,544,342
Shareholders Equity 8	11.34
Shareholders Equity 9	3,694,332
Shareholders Equity 10	2,149,990
Shareholders Equity 11	344,381
Shareholders Equity 12	1,149,228
Shareholders Equity 13	5,600
Shareholders Equity 14	19,536
Shareholders Equity 15	11.34
Shareholders Equity 16	3,968,492
Shareholders Equity 17	2,780,192
Shareholders Equity 18	20.00%
Shareholders Equity 19	10
Shareholders Equity 20	38,372
Shareholders Equity 21	22,200
Shareholders Equity 22	8,060
Shareholders Equity 23	1,197,000
Shareholders Equity 24	945,640
Shareholders Equity 25	1,059,900
Shareholders Equity 26	1,193,000
Shareholders Equity 27	936,711
Shareholders Equity 28	1,023,571
Shareholders Equity 29	$ 24,815
Shareholders Equity 30	330,000
Shareholders Equity 31	33,400
Shareholders Equity 32	83,600
Shareholders Equity 33	473,833
Shareholders Equity 34	511,400